Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2015
CASH AND CASH EQUIVALENTS [Abstract]
Cash and cash equivalents

	December 31, 2015	December 31, 2014
Cash on hand and at banks	$85,570	$157,975
Short-term deposits and highly liquid funds	77,842	89,581
Cash and cash equivalents	$163,412	$247,556